Derivative instruments - Additional information (Details)	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of derivative instruments
Strike price of put options at the time of purchasing				$ 1,300
Strike price of call options at the time of selling	$ 1,415	$ 1,355
Foreign exchange forward contracts
Disclosure of derivative instruments
Amount hedged per month	$ 20,000,000.0		$ 20,000,000.0
Average foreign exchange rate			1.40